Seward & Kissel llp ONE BATTERY PARK PLAZA NEW YORK, NEW YORK 10004

WRITER’S DIRECT DIAL	TELEPHONE: (212) 574-1200 FACSIMILE: (212) 480-8421 WWW.SEWKIS.COM	901 K Street, NW WASHINGTON, D.C. 20001 TELEPHONE: (202) 737-8833 FACSIMILE: (202) 737-5184

August 10, 2021
U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

Re:	OceanPal Inc. Draft Registration Statement on Form 20-F Submitted June 24, 2021 CIK No. 0001869467
Dear           :
This letter sets forth the response of OceanPal Inc. (the “Company” or “OceanPal”) to the comment letter dated July 21, 2021 (the “Comment Letter”) of the staff (the “Staff”) of the U.S. Securities and Exchange Commission (the “Commission”) with respect to the Company’s confidential draft registration statement on Form 20-F (the “Draft Registration Statement”) confidentially submitted via EDGAR on June 24, 2021. The Company is today confidentially submitting via EDGAR this letter together with its amended draft registration statement on Form 20-F (the “Amended Draft Registration Statement”), which responds to the Staff’s comments contained in the Comment Letter. The Amended Draft Registration Statement also includes updates related to the passage of time.
Capitalized terms used in this letter that are not otherwise defined herein have the meanings ascribed to them in the Amended Draft Registration Statement. The following numbered paragraphs correspond to the numbered paragraphs in the Comment Letter.
Draft Registration Statement on Form 20-F Submitted June 24, 2021
Forward-Looking Statements, page 5
1.
We note that your disclosure on page 5 suggests that the safe harbor protections for forward-looking statements set forth in the Private Securities Litigation Reform Act of 1995 apply to the statements made in this registration statement.  Please tell us your basis for such disclosure, or revise to remove such suggestion.

The Company has removed the references to the Private Securities Litigation Reform Act of 1995.

U.S. Securities and Exchange Commission
August 10, 2021

Explanatory Note, page 7
2.	Please briefly describe the reasons for the spin-off transaction.
Since its inception, the Parent has employed its vessels almost exclusively on medium and/or long-term time charter employment strategy.  While the Parent intends to continue to pursue this chartering strategy, it believes that several factors in the current dry bulk shipping market will result in the standalone fleet of OceanPal realizing greater shareholder value as compared to continuing to operate in the fleet being contributed to OceanPal pursuant to the existing Parent company chartering strategy.  These factors include the cyclicality in the dry bulk shipping industry, particularly the profitability and volatility in charter hire rates for different types and ages of dry bulk carriers varying widely, and the greater availability of employment opportunities for aged vessels under short duration “spot” charters compared to period oriented time charters.  As a result of these factors, the Parent believes that the spread between charter rates in the spot market for older vessels, such as those being contributed to the Company, and newer vessels in the Parent’s fleet will be significantly narrower compared to the spread in the medium and/or long-term time charter market where the majority of the Parent’s vessels are currently employed. As such, the operation of some of the Parent’s existing older vessels by the Company in the current short-term spot market will maximize both the Parent’s and the Company’s shareholders’ returns.
In addition, the vessels that are being contributed to the Company are unencumbered and will be contributed to the Company free of debt.  While the absence of debt may in the future allow the Company greater borrowing capacity to further grow its fleet, in the near term the unlevered fleet, together with the short-term spot charter strategy, should provide returns to the Company’s shareholders that will more closely track the overall performance of the dry bulk charter market.
Lastly, the combination of the opportunities arising from the spot-oriented chartered vessels set forth above, along with the non-leverage status of the Company, will allow the Company to potentially consider, in the future, a dividend strategy which would further enhance shareholder returns.
Item 4. Information on the Company
Our Customers, page 37
3.
Please disclose all material terms of your charter agreements, including any provisions regarding termination of the agreements.  In addition, please tell us what consideration you have given to filing the charter agreements discussed in this section.  Refer to Instruction 4(b)(ii) of the Instructions to Exhibits of Form 20-F.

The Company has included additional disclosures relating to its current charter agreements and the terms of the spot market charters that it expects to operate its vessels pursuant to over the near to medium term.

U.S. Securities and Exchange Commission
August 10, 2021

The Company has also considered whether the charter contracts need to be filed as exhibits to the Registration Statement and, for the reasons set forth below, believes that filing of the charter contracts is not required.  While the Company is dependent on its charter parties as its principal source of revenue, no individual contract is materially “above market” or otherwise provides the Company with a material benefit that could not be promptly obtained from a replacement charter, and the Company believes that in the current charter market it could replace its existing time charter contracts with similar charters on terms at least as favorable to the Company as the existing charters.  Upon transitioning to the spot charter employment profile, because of the short-term nature of the charters and constant replacement with new short-term spot charters, the materiality of any single charter contract would be even further reduced.
Operating and Financial Review and Prospects
Liquidity and Capital Resources, page 55
4.
We note your disclosure in which you state you do not have any contractual obligations, including capital expenditures for vessel acquisitions or debt as of the date of the registration statement.  Please confirm your Parent does not have a mortgage loan for any of the vessels to be contributed to you as we would expect the carve out financial statements to reflect this related liability.

The Company supplementally confirms that the Parent does not have a mortgage on any of the vessels that will be contributed to the Company, and will not have any mortgage at the time the vessels are contributed.  All vessels will be contributed free of any long-term debt or indebtedness.
Operating results
Results of Operations of OceanPal Inc. Predecessor, page 55
5.
We note your disclosure in which you state the increase in vessel operating expenses was mainly due to expenses relating to an incident of one of your vessels and vessel annual taxes.  Please expand your discussion to provide further details of the incident involving your vessel.

The Company supplementally advises the Staff that the incident referred to in “Results of Operations -Year Ended December 31, 2020 compared to the year ended December 31, 2019 - vessel operating expenses” related to an incident involving the vessel Protefs, one of the vessels being contributed to the Company.  The incident related an investigation by the U.S. Coast Guard and subsequent Department of Justice inquiry in June 2020 that resulted in allegations against Diana Wilhelmsen Management Limited in connection with an unlawful discharge of oily water.  As of December 31, 2020, Protefs recorded an accrual of about $1.0 million, as the Parent determined that Protefs could be liable for part of a fine related to this incident, as part of its management agreement with Diana Wilhelmsen Management Limited.  Diana Wilhelmsen Management Limited entered into a plea agreement with the Department of Justice in February, 2021, that included, among other things, the payment of a fine of $2,000,000 by Diana Wilhelmsen Management Limited.

U.S. Securities and Exchange Commission
August 10, 2021

While the Protefs’ incident resulted in costs and expenses incurred in 2020, these are not expected to be recurring costs and the Company will not be responsible to the settlement amount, which will be paid by Diana Wilhelmsen Management Limited or the Parent for the reasons set forth below.  As part of the Contribution and Conveyance Agreement between the Company and the Parent, the Parent has agreed to indemnify the Company and its vessel-owning subsidiaries for any obligations or other liabilities arising from or relating to the operation, management or employment of any vessel to be contributed by the Parent to the Company prior to the effective date of the Spin-Off.  However, while this indemnity would cover this incident and therefore any liability attaching to the Company or its vessel-owning subsidiaries would be fully indemnified, it is Diana Wilhelmsen Management Ltd., not the Parent, that is primarily liable in this instance.  Further, because the ultimate liability is quantifiable as the amount of the fine, the ability of the Parent to fully perform under the indemnity, if required, is not in question.
Item 7. Major Shareholders and Related Party Transactions
A. Major Shareholders, page 64
6.	Please revise your disclosure to identify the natural person(s) who have voting or investment control with respect to the shares held by Kopernik Global Investors, LLC and Hosking Partners.
The Company supplementally advises the Staff that Kopernik Global Investors, LLC and Hosking Partners are not affiliated with the Company and the information known to and disclosed by the Company in the Registration Statement relates to the beneficial ownership of the shares reported to be owned by Kopernik Global Investors, LLC and Hosking Partners is limited to the information included in the shareholders’ Section 13 filings.
Item 8. Financial information
Dividend Policy, page 67
7.	Please revise to disclose your policy on dividend distributions for the Series C Preferred shareholders.
The Company has included additional disclosure regarding its policy on dividends for the Series C Preferred Shares. Please see page 57 of the Amended Draft Registration Statement.

U.S. Securities and Exchange Commission
August 10, 2021

Item 10. Additional Information
A. Share capital
Series C Preferred Stock, page 69
8.	Please revise to describe the rights, preferences and restrictions attaching to the Series C Preferred Shares. For example, we note your disclosure on page 65 regarding certain limited voting rights.
The Company has included additional disclosure regarding the terms of the Series C Preferred Shares. Please see page 57 of the Amended Draft Registration Statement.
Financial Statements
Note 12 - Subsequent Events, page F-13
9.	Please disclose the actual date through which subsequent events were evaluated as required by FASB ASC 855-10-50-1.
The Company has revised the Financial Statements to include the date through which subsequent events were evaluated in accordance with FASB ASC 855-10-50-1.
Exhibits
10.
We note your disclosure regarding material contracts on page 72.  Please file your joint venture agreement with Diana Wilhelmsen Management Limited and the agreements entered into with Steamship Shipbroking Enterprises Inc. as exhibits to your registration statement.

The Company has filed as exhibits to the Amended Draft Registration Statement its agreements with Diana Wilhelmsen Management Limited and Steamship Shipbroking Enterprises Inc.
General
11.	You indicate on the cover page that you qualify as an “emerging growth company.” If so, please discuss such status in your filing.
The Company has included additional disclosure to state the basis for its qualification as an “emerging growth company.” Please see page 45 of the Amended Draft Registration Statement.
12.
Please provide an analysis of whether the distribution of the OceanPal shares to the shareholders of Diana Shipping, Inc. constitutes a sale under Section 2(a)(3) of the Securities Act.  In this regard, explain whether the transactions in connection with the distribution would fundamentally alter the nature of the Diana Shipping shareholders’ investment such that the shareholders are providing value for the OceanPal shares.  For example, discuss the shareholders’ economic and voting interests in Diana Shipping prior to the transactions compared to their economic and voting interests in Diana Shipping and OceanPal after the transactions.

U.S. Securities and Exchange Commission
August 10, 2021

The Company submits that the distribution of the OceanPal shares to the shareholders of the Parent will not constitute a “sale” within the meaning of Section 2(a)(3) of the Securities Act because the Distribution will meet the conditions in Staff Legal Bulletin No. 4 (“SLB No. 4”). In SLB No. 4, the SEC’s Division of Corporation Finance (the “Division”) explains that “a subsidiary must register a spin-off of shares under the Securities Act if the spin-off is a ‘sale’ of the securities by the parent.” The Division also stated its view that a spin-off will not constitute a “sale” of securities within the meaning of Section 2(a)(3) if the following five conditions are met:
(i)	the parent shareholders do not provide consideration for the spun-off shares;
(ii)	the spin-off is pro-rata to the parent shareholders;
(iii)	the parent provides adequate information about the spin-off and the subsidiary to its shareholders and to the trading markets;
(iv)	the parent has a valid business purpose for the spin-off; and
(v)	if the parent spins-off “restricted securities,” it has held those securities for at least two years.
The Company respectfully submits that the spin-off of the OceanPal shares will satisfy the abovementioned conditions of SLB No. 4, as explained below.
No Consideration Provided
The Parent will distribute the OceanPal shares to the Parent’s shareholders on a pro-rata basis for no consideration owed by the Parent’s shareholders with respect to such shares received. The Parent’s shareholders will not transfer any value to the Parent in exchange for the distribution of OceanPal shares. The spin-off will not fundamentally alter the nature of the investment of the Parent’s shareholders, when comparing their (1) pre-spin-off economic ownership of and voting power as to the Parent and (2) combined post-spin-off economic ownership of and voting power as to the Parent and the Company, such that the Parent’s shareholders will be providing “value” for the OceanPal shares.
Spin-Off is Pro-Rata
The distribution of OceanPal shares will be effected on a pro-rata basis, in proportion to each shareholder’s ownership interest in the Parent as of the record date.
Although the Parent will receive Series B and Series C Preferred Shares of the Company that will not be held directly by other shareholders, the Parent’s shareholders will continue to benefit on a pro-rata basis on the interests, both economic and voting, in the Company derived from the Preferred Shares.  The Staff has recognized that it is appropriate to look at the direct and indirect interests of the Parent’s shareholders in the Parent and the spun-off company. SEC No-Action Letter, Summit Energy (avail. March 29, 1988); SEC No-Action letter, The Henley Group, Inc. (avail. Dec. 21, 1987).  Here, the retained interests of the Parent remain the indirect interest of the Parent’s shareholders.

U.S. Securities and Exchange Commission
August 10, 2021

Adequate Information is Provided
Prior to the spin-off, the Parent will provide an information statement to its shareholder including information that is substantially similar the information contained in the Company’s Registration Statement under the Securities Exchange Act of 1934.
Parent Has a Value Business Purpose
The business purpose of the spin-off is described in response to Question 2 above.
Holding Period for Restricted Securities
SLB No. 4 states that this condition does not apply where the parent formed the subsidiary being spun-off, rather than acquiring the business from a third party. Therefore, because the Parent formed the Company, this condition is not applicable.
*     *     *     *     *
If you have any questions or comments concerning this letter, please feel free to contact the undersigned at (212) 574-1265.
Sincerely,
SEWARD & KISSEL LLP
By:    /s/ Edward S. Horton
         Edward S. Horton
cc:         Semiramis Paliou Chairperson
Eleftherios Papatrifon Chief Executive Officer
Ioannis Zafirakis, Interim Chief Financial Officer
OceanPal Inc.
Ymittou 6
175 64 Palaio Faliro
Athens, Greece